SCHEDULE OF CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Revenues	$ 35,399,312	¥ 252,007,702	¥ 173,650,559	¥ 119,084,483
Cost of revenues	29,706,884	211,483,307	147,090,500	100,225,447
Gross profit	5,692,428	40,524,395	26,560,059	18,859,036
Operating expenses:
Selling, general and administrative expenses	1,356,464	9,656,665	6,550,065	5,629,843
Total operating expenses	1,356,464	9,656,665	6,550,065	5,629,843
Operating income	4,335,964	30,867,730	20,009,994	13,229,193
Income before income taxes	4,322,755	30,773,692	20,125,536	13,219,524
Income tax expense	649,177	4,621,493	3,049,349	1,995,992
Net income	3,673,578	26,152,199	17,076,187	11,223,532
Other comprehensive income, net of tax of nil	13	91
Other comprehensive income, tax
Comprehensive income	3,673,565	26,152,108	17,076,187	11,223,532
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues
Cost of revenues
Gross profit
Operating expenses:
Selling, general and administrative expenses
Total operating expenses
Operating income
Income before income taxes
Income tax expense
Income from investment in subsidiaries	3,673,565	26,152,108	17,076,187	11,223,532
Net income	3,673,565	26,152,108	17,076,187	11,223,532
Other comprehensive income, net of tax of nil
Other comprehensive income, tax
Comprehensive income	$ 3,673,565	¥ 26,152,108	¥ 17,076,187	¥ 11,223,532